UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Timothy Plan Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 0.9%
2,290	B/E Aerospace, Inc. *	$ 199,299

	APPAREL - 5.7%
2,775	Carter's, Inc.	199,217
6,165	Hanesbrands, Inc.	433,215
1,325	Oxford Industries, Inc.	106,888
8,800	Steven Madden Ltd. *	321,992
2,760	VF Corp.	172,058
		1,233,370
	BANKS - 7.3%
5,780	Cardinal Financial Corp.	104,040
5,000	Cathay General Bancorp	133,650
13,045	Huntington Bancshares, Inc.	125,884
3,775	PacWest Bancorp	159,380
7,515	PrivateBancorp, Inc.	217,409
153,525	Synovus Financial Corp.	552,690
9,940	Zions Bancorp.	297,802
		1,590,855
	BEVERAGES - 0.5%
1,450	Green Mountain Coffee Roasters, Inc. *	109,591

	BIOTECHNOLOGY - 1.5%
1,770	Aegerion Pharmaceuticals, Inc. *	125,599
425	Alexion Pharmaceuticals, Inc. *	56,551
1,280	Incyte Corp. Ltd. *	64,806
2,900	NPS Pharmaceuticals, Inc. *	88,044
		335,000
	COMMERCIAL SERVICES - 13.7%
1,725	Advisory Board Co./The *	109,831
4,955	Cardtronics, Inc. *	215,295
2,915	Euronet Worldwide, Inc. *	139,483
4,525	ExlService Holdings, Inc. *	124,981
2,184	FleetCor Technologies, Inc. *	255,899
3,700	Green Dot Corp. - Cl. A *	93,055
5,050	H&E Equipment Services, Inc. *	149,632
17,600	H&R Block, Inc.	511,104
19,400	Information Services Group, Inc. *	82,256
4,125	KAR Auction Services, Inc.	121,894
2,345	MAXIMUS, Inc.	103,157
3,165	SEI Investments Co.	109,920
3,745	United Rentals, Inc. *	291,923
6,650	Vantiv, Inc. - Cl. A *	216,857
2,460	Verisk Analytics, Inc. - Cl. A *	161,671
12,570	WNS Holdings Ltd. - ADR *	275,409
		2,962,367
	COMPUTERS - 4.9%
2,750	3D Systems Corp. *	255,558
3,060	Cognizant Technology Solutions Corp. - Cl. A *	308,999
1,575	HIS, Inc. - Cl. A *	188,527
465	Manhattan Associates, Inc. *	54,628
5,255	Mentor Graphics Corp.	126,488
1,567	Netscout Systems, Inc. *	46,368
6,425	Spansion, Inc. *	89,243
		1,069,811
	DISTRIBUTION/WHOLESALE - 2.2%
5,180	WESCO International, Inc. *	471,743

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
3,125	Discover Financial Services	174,844
3,450	Encore Capital Group, Inc. *	173,397
3,025	Evercore Partners, Inc. - Cl. A	180,835
1,930	IntercontinentalExchange Group, Inc.	434,096
11,080	Invesco Ltd.	403,312
3,335	Lazard Ltd. - Cl. A	151,142
		1,517,626
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
1,050	Acuity Brands, Inc.	114,786
2,355	AMETEK, Inc.	124,038
755	Hubbell, Inc.	82,219
		321,043
	ELECTRONICS - 4.3%
3,635	Amphenol Corp.	324,169
555	Mettler-Toledo International, Inc. *	134,637
1,125	Thermo Fisher Scientific, Inc.	125,269
4,535	Trimble Navigation Ltd. *	157,365
1,955	Waters Corp. *	195,500
		936,940
	ENVIRONMENTAL CONTROL - 1.4%
2,755	Mine Safety Appliances Co.	141,084
3,610	Waste Connections, Inc.	157,504
		298,588
	HEALTHCARE-PRODUCTS - 2.5%
6,700	Globus Medical, Inc. - Cl. A *	135,206
7,745	Tornier NV *	145,529
2,625	Trinity Biotech PLC	65,993
5,125	Volcano Corp. *	111,981
2,950	Wright Medical Group, Inc. *	90,595
		549,304
	HEALTHCARE-SERVICES - 1.9%
10,275	ICON PLC *	415,213

	INSURANCE - 2.9%
13,725	Assured Guaranty Ltd.	323,773
22,233	Radian Group, Inc.	313,930
		637,703
	INTERNET - 1.2%
5,750	Endurance International Group Holdings, Inc. *	81,535
2,630	HomeAway, Inc. *	107,514
950	SPS Commerce, Inc. *	62,035
		251,084
	LEISURE TIME - 1.2%
5,495	Brunswick Corp/DE	253,100

	MACHINERY-DIVERSIFIED - 1.5%
1,975	Flowserve Corp.	155,689
2,225	Nordson Corp.	165,317
		321,006
	METAL FABRICATE/HARDWARE - 0.4%
3,425	Rexnord Corp. *	92,509

	MISCELLANEOUS MANUFACTURING - 3.0%
6,575	Actuant Corp.	240,908
5,125	Hexcel Corp. *	229,036
4,635	Trimas Corp. *	184,890
		654,834
	OIL & GAS - 4.9%
7,955	Cabot Oil & Gas Corp.	308,336
1,225	Concho Resources, Inc. *	132,300
5,190	Gulfport Energy Corp. *	327,748
15,625	Kodiak Oil & Gas Corp. *	175,156
5,949	Rex Energy Corp. *	117,255
		1,060,795
	PHARMACEUTICALS - 1.3%
5,677	Akorn, Inc. *	139,825
1,375	BioMarin Pharmaceutical, Inc. *	96,621
650	Mead Johnson Nutrition Co. - Cl. A	54,444
		290,890
	REAL ESTATE - 1.0%
8,000	HFF Inc. - Cl. A *	214,800

	RETAIL - 8.2%
4,315	Bloomin' Brands, Inc. *	103,603
3,000	Cheesecake Factory, Inc./The	144,810
6,885	Del Frisco's Restaurant Group, Inc. *	162,279
2,525	Dick's Sporting Goods, Inc.	146,703
8,505	Express, Inc. *	158,788
675	Five Below, Inc. *	29,160
2,925	GNC Holdings, Inc. - Cl. A	170,966
5,090	Group 1 Automotive, Inc.	361,491
2,070	Krispy Kreme Doughnuts, Inc. *	39,930
3,000	Pier 1 Imports, Inc.	69,240
9,525	Rush Enterprises, Inc. *	282,416
5,250	Stage Stores, Inc.	116,655
		1,786,041
	SEMICONDUCTORS - 4.4%
3,400	Avago Technologies Ltd.	179,826
3,791	Diodes, Inc. *	89,316
9,020	MaxLinear, Inc. - Cl. A *	94,079
11,475	NXP Semiconductor NV *	527,047
1,775	Veeco Instruments, Inc. *	58,415
		948,683
	SOFTWARE - 5.7%
3,490	Aspen Technology, Inc. *	145,882
2,700	Cerner Corp. *	150,498
1,873	Imperva, Inc. *	90,147
2,875	Informatica Corp. *	119,312
810	Interactive Intelligence Group, Inc. *	54,562
11,295	PTC, Inc. *	399,730
4,210	SS&C Technologies Holdings, Inc. *	186,335
2,555	Synchronoss Technologies, Inc. *	79,384
		1,225,850
	TELECOMMUNICATIONS - 4.9%
5,460	Aruba Networks, Inc. *	97,734
5,975	CalAmp Corp. *	167,121
9,110	Finisar Corp. *	217,911
950	Palo Alto Networks, Inc. *	54,596
5,895	SBA Communications Corp. - Cl. A *	529,607
		1,066,969
	TRANSPORTATION - 2.7%
2,385	Genesee & Wyoming, Inc. *	229,079
6,515	Old Dominion Freight Line, Inc. *	345,425
		574,504

	TOTAL COMMON STOCK (Cost $16,697,202)	21,389,518

	REITS - 0.3%
7,425	Lexington Realty Trust (Cost $88,585)	75,809

	MONEY MARKET FUND - 1.3%
288,851	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)	288,851
	(Cost $288,851)

	TOTAL INVESTMENTS - 100.2% (Cost $17,074,638)	21,754,178
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(75,769)
	TOTAL NET ASSETS - 100.0%	21,678,409

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $17,123,119 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,720,152
	Unrealized depreciation	(89,093)
	Net unrealized appreciation	$ 4,631,059

Timothy Plan Conservative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	MUTUAL FUNDS - 99.9% (A)
143,345	Timothy Plan Aggressive Growth Fund	$ 1,314,471
672,693	Timothy Plan Defensive Strategies Fund	7,345,806
166,063	Timothy Plan Emerging Markets Fund	1,705,466
1,580,342	Timothy Plan Fixed Income Fund	16,151,094
455,609	Timothy Plan Growth & Income Fund *	4,847,683
499,548	Timothy Plan High Yield Bond Fund	4,760,691
315,834	Timothy Plan International Fund	2,908,833
180,006	Timothy Plan Israel Common Values Fund	2,314,880
672,732	Timothy Plan Large/Mid Cap Growth Fund	5,509,673
373,883	Timothy Plan Large/Mid-Cap Value Fund	6,909,364
149,861	Timothy Plan Small-Cap Value Fund	3,063,157

	TOTAL MUTUAL FUNDS (Cost $52,106,031)	56,831,118

	MONEY MARKET FUND - 0.2%
95,071	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (B)
	(Cost $95,071)	95,071

	TOTAL INVESTMENTS - 100.1% (Cost $52,201,102)(C)	56,926,189
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(20,578)
	TOTAL NET ASSETS - 100.0%	56,905,611

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $50,998,191 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,100,673
	Unrealized depreciation	(1,172,675)
	Net unrealized appreciation	$ 5,927,998

Timothy Plan Defensive Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares				Value

	COMMON STOCK - 25.8%
	CHEMICALS - 5.9%
3,996	Agrium, Inc.			$ 365,554
959	American Vanguard Corp.			23,294
4,448	CF Industries Holdings, Inc.			1,036,562
5,759	Intrepid Potash, Inc.			91,223
7,983	K+S AG			245,937
10,698	Mosaic Co./The			505,694
19,011	Potash Corp. of Saskatchewan, Inc.			626,603
3,862	Sociedad Quimica y Minera de Chile SA - ADR			99,949
6,159	Syngenta AG			492,350
10,796	Uralkali OJSC			282,549
				3,769,715
	COAL - 0.0%
1,103	Peabody Energy Corp.			21,542

	FOOD - 0.4%
3,387	Ingredion, Inc.			231,874

	IRON/STEEL - 1.7%
2,356	Allegheny Technologies, Inc.			83,944
13,301	JFE Holdings, Inc.			316,672
110,828	Nippon Steel & Sumitomo Metal Corp.			371,219
979	POSCO - ADR			76,362
11,215	Severstal OAO			109,045
2,358	ThyssenKrupp AG			57,602
6,234	Vale SA			95,069
				1,109,913
	MACHINERY-DIVERSIFIED - 0.4%
3,416	AGCO Corp.			202,193
2,315	CNH Industrial NV			26,275
				228,468
	MINING - 5.5%
3,102	Allied Nevada Gold Corp.			11,012
7,252	Anglo American PLC			158,494
82	AngloGold Ashanti Ltd.			961
2,159	Antofagasta PLC			29,455
16,081	Barrick Gold Corp.			283,508
234	BHP Billiton PLC			14,536
451	Cameco Corp.			9,367
8,295	Cia de Minas Buenaventura SAA - ADR			93,070
1,877	Coeur Mining Inc.			20,365
7,567	Eldorado Gold Corp.			43,056
1,198	First Quantum Minerals Ltd.			21,585
23,276	Freeport-McMoRan Copper & Gold, Inc.			878,436
54,923	Glencore Xstrata PLC			284,357
16,990	Goldcorp, Inc.			368,173
7,047	Harmony Gold Mining Co. Ltd.			17,829
5,932	Hecla Mining Co.			18,271
6,495	IAMGOLD Corp.			21,628
549	Kazakhmys PLC			1,987
39,028	Kinross Gold Corp.			170,943
5,670	MMC Norilsk Nickel OJSC			94,746
4,211	New Gold, Inc.			22,066
8,197	Newmont Mining Corp.			188,777
359	Pan American Silver Corp.			4,200
746	Randgold Resources Ltd. - ADR			46,856
6,310	Rio Tinto PLC			356,073
136	Royal Gold, Inc.			6,266
987	Sesa Sterlite Ltd.			12,989
5,586	Silver Wheaton Corp.			112,781
5,122	Southern Copper Corp.			147,053
7,265	Yamana Gold, Inc.			62,624
				3,501,464
	OIL & GAS - 9.7%
492	Anadarko Petroleum Corp.			39,025
2,775	Apache Corp.			238,484
20,355	BG Group PLC			437,281
1,428	Canadian Natural Resources Ltd.			48,324
901	Chesapeake Energy Corp.			24,453
9,965	ConocoPhillips			704,027
2,644	Devon Energy Corp.			163,584
1,870	Encana Corp.			33,754
1,233	Ensco PLC			70,503
384	EOG Resources, Inc.			64,451
30,400	Inpex Corp.			389,944
13,787	Lukoil OAO			860,998
14,378	Marathon Oil Corp.			507,543
647	Noble Energy, Inc.			44,067
1,803	NovaTek OAO			246,831
4,215	Occidental Petroleum Corp.			400,847
14,022	Petroleo Brasileiro SA - ADR			193,223
244	Pioneer Natural Resources Co.			44,913
5,915	Reliance Industries Ltd. *			171,772
26,168	Rosneft OAO - ADR			199,269
2,812	Southwestern Energy Co.			110,596
14,122	Total SA			866,433
2,350	Transocean Ltd.			116,137
4,362	Valero Energy Corp.			219,845
				6,196,304
	OIL & GAS SERVICES - 1.9%
2,827	Baker Hughes, Inc.			156,220
2,899	Cameron International Corp.			172,577
14,031	Halliburton Co.			712,073
2,210	National Oilwell Varco, Inc.			175,761
				1,216,631
	PIPELINES - 0.3%
3,591	Kinder Morgan, Inc./DE			129,276
1,592	TransCanada Corp.			72,744
				202,020
	RETAIL - 0.0%
626	CST Brands, Inc.			22,987

	TOTAL COMMON STOCK (Cost $16,864,455)			16,500,918

	REITS - 28.3%
5,000	Acadia Realty Trust			124,150
4,000	Apartment Investment & Management Co.			103,640
4,350	AvalonBay Communities, Inc.			514,300
8,600	Boston Properties, Inc.			863,182
10,700	Brandywine Realty Trust			150,763
5,400	BRE Properties, Inc.			295,434
5,700	Camden Property Trust			324,216
13,000	CBL & Associates Properties, Inc.			233,480
31,100	DDR Corp.			478,007
39,700	DiamondRock Hospitality Co.			458,535
10,300	Douglas Emmett, Inc.			239,887
16,600	Education Realty Trust, Inc.			146,412
4,700	Equity Lifestyle Properties, Inc.			170,281
16,300	Equity Residential			845,481
3,150	Essex Property Trust, Inc.			452,056
7,800	Extra Space Storage, Inc.			328,614
2,500	Federal Realty Investment Trust			253,525
10,100	FelCor Lodging Trust, Inc.			82,416
18,800	First Industrial Realty Trust, Inc.			328,060
7,400	First Potomac Realty Trust			86,062
17,700	HCP, Inc.			642,864
8,700	Health Care REIT, Inc.			466,059
5,400	Highwoods Properties, Inc.			195,318
20,300	Hospitality Properties Trust			548,709
5,500	Kilroy Realty Corp.			275,990
27,000	Kimco Realty Corp.			533,250
23,700	Lexington Realty Trust			241,977
11,000	Liberty Property Trust			372,570
13,963	Macerich Co./The			822,281
4,208	Mid-America Apartment Communities, Inc.			255,594
6,900	National Retail Properties, Inc.			209,277
21,494	Prologis, Inc.			794,203
4,000	PS Business Parks, Inc.			305,680
5,700	Public Storage			857,964
4,100	Rayonier, Inc.			172,610
3,700	Regency Centers Corp.			171,310
13,029	Simon Property Group, Inc.			1,982,493
8,150	SL Green Realty Corp.			752,897
27,200	Strategic Hotels & Resorts, Inc.			257,040
7,200	Summit Hotel Properties, Inc.			64,800
5,700	Taubman Centers, Inc.			364,344
14,200	UDR, Inc.			331,570
13,259	Ventas, Inc.			759,476
10,100	Weingarten Realty Investors			276,942

	TOTAL REITS (Cost $17,834,339)			18,133,719

	EXCHANGE TRADED FUNDS - 8.6%
35,800	iShares Silver Trust			669,818
56,300	PowerShares DB Agriculture Fund			1,365,838
31,700	PowerShares DB Base Metals Fund			534,462
27,300	PowerShares DB Commodity Index Tracking Fund			700,245
24,200	PowerShares DB Energy Fund			705,430
13,250	SPDR Gold Shares			1,539,253

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,762,124)			5,515,046

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 32.9%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.9%
$ 569,201	Ginnie Mae II pool	4.5000	10/20/2041	$ 611,103
526,795	Ginnie Mae II pool	5.0000	2/20/2041	575,533
				1,186,636
	HAND/MACHINE TOOLS - 0.7%
500,000	Kennametal, Inc.	3.8750	2/15/2022	476,283

	OIL&GAS - 0.8%
500,000	Petrobras International Finance Co.	3.5000	2/6/2017	505,826

	PIPELINES - 0.7%
400,000	Energy Transfer Partners LP	6.7000	7/1/2018	464,880

	REITS - 0.7%
500,000	Health Care REIT, Inc.	3.7500	3/15/2023	470,869

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.1%
2,775,000	United States TIPS	1.1250	1/15/2021	3,116,709
300,000	United States TIPS	1.6250	1/15/2018	363,704
2,535,000	United States TIPS	1.7500	1/15/2028	3,031,015
2,495,000	United States TIPS	2.0000	1/15/2014	3,153,186
745,000	United States TIPS	2.0000	1/15/2016	934,882
850,000	United States TIPS	2.0000	1/15/2026	1,108,801
1,550,000	United States TIPS	2.1250	1/15/2019	1,884,171
1,125,000	United States TIPS	2.1250	2/15/2041	1,350,675
1,050,000	United States TIPS	2.3750	1/15/2017	1,339,019
1,350,000	United States TIPS	2.5000	1/15/2029	1,728,015
				18,010,177

	TOTAL BONDS & NOTES (Cost $21,916,761)			21,114,671
Shares
	MONEY MARKET FUND - 4.1%
2,643,566	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $2,643,566)			2,643,566

	TOTAL INVESTMENTS - 99.7% (Cost $66,021,245)(B)			$63,907,920
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			110,650
	TOTAL NET ASSETS - 100.0%			$64,018,570

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $65,839,582 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 2,753,994
		Unrealized depreciation		(4,685,656)
		Net unrealized depreciation		$ (1,931,662)

Timothy Plan Emerging Markets Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCK - 90.9%
	AEROSPACE/DEFENSE - 3.0%
9,360	Embraer SA - ADR	$ 301,205

	AGRICULTURE - 1.6%
20,140	Adecoagro SA *	162,933

	AUTO MANUFACTURERS - 2.5%
2,050	Hyundai Motor Co.	244,094

	AUTO PARTS & EQUIPMENT - 3.7%
4,270	China Yuchai International Ltd.	89,115
980	Hyundai Mobis	273,986
		363,101
	BANKS - 17.1%
19,800	Banco do Brasil SA	204,614
8,530	Banco Latinoamericano de Comercio Exterior SA	239,011
30,170	Banco Santander Brasil SA/Brazil	184,037
9,400	Erste Group Bank AG	328,057
16,910	Sberbank of Russia	212,559
9,500	TCS Group Holding PLC - GDR *	149,150
59,180	Turkiye Garanti Bankasi AS	191,712
104,400	Turkiye Vakiflar Bankasi Tao	185,622
		1,694,762
	BUILDING MATERIALS - 3.1%
21,080	Cemex SAB de CV *	249,376
145,724	Desarrolladora Homex SAB de CV *	26,708
373,450	Urbi Desarrollos Urbanos SAB de CV *	29,510
		305,594
	CHEMICALS - 3.7%
351,500	Yingde Gases Group Co. Ltd.	368,106

	DISTRIBUTION/WHOLESALE - 1.9%
48,060	Aygaz AS	183,427

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
5,270	Hana Financial Group, Inc.	220,378
5,030	KB Financial Group, Inc.	202,436
6,100	Shinhan Financial Group Co. Ltd.	274,843
		697,657
	ELECTRIC - 6.9%
34,950	Centrais Eletricas Brasileiras SA	90,520
10,480	Cia Paranaense de Energia - ADR	137,707
15,790	Reliance Infrastructure Ltd.	309,642
83,880	RusHydro JSC	142,596
		680,465
	ELECTRONICS - 2.5%
32,180	Flextronics International Ltd. *	250,039

	FOOD - 6.7%
310,000	First Pacific Co. Ltd/Hong Kong	352,632
90	Lotte Confectionery Co. Ltd.	163,917
84,600	Marfrig Alimentos SA *	143,441
		659,990
	HOLDING COMPANIES - 0.7%
10,260	Haw Par Corp. Ltd.	65,740

	INTERNET - 1.7%
14,030	AsiaInfo-Linkage, Inc. *	167,799

	IRON/STEEL - 5.8%
1,250	POSCO	388,765
6,070	Ternium SA - ADR	189,991
		578,756
	OIL & GAS - 8.1%
5,724	Lukoil OAO	361,299
23,800	Petroleo Brasileiro SA	349,622
156,600	Surgutneftegas OAO	93,960
		804,881
	PHARMACEUTICALS - 0.6%
70,580	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	61,103

	RETAIL - 2.4%
1,272,000	Bosideng International Holdings Ltd.	239,514

	SEMICONDUCTORS - 4.1%
313	Samsung Electronics Co. Ltd.	409,065

	TELECOMMUNICATIONS - 7.2%
12,420	Telefonica Brasil SA	238,712
13,100	Tim Participacoes SA	343,744
295,700	XL Axiata Tbk PT	126,336
		708,792
	TEXTILES - 0.6%
103,000	Weiqiao Textile Co.	63,232

	TOTAL COMMON STOCK (Cost $8,940,306)	9,010,255

	REITS - 4.7%
233,000	Charter Hall Retail REIT *	178,617
26,700	Fibra Uno Administracion SA de CV - REIT	85,270
100,150	Mexico Real Estate Management SA de CV - REIT	197,244

	TOTAL REITS (Cost $397,995)	461,131

	MONEY MARKET FUND - 5.0%
497,507	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $497,507)	497,507

	TOTAL INVESTMENTS - 100.6% (Cost $9,835,808)(B)	$ 9,968,893
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(63,991)
	TOTAL NET ASSETS - 100.0%	$ 9,904,902

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,823,303 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 962,853
	Unrealized depreciation	(817,263)
	Net unrealized appreciation	$ 145,590

Timothy Plan Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 97.6%
	AUTO PARTS & EQUIPMENT - 1.1%
$ 750,000	Johnson Controls, Inc.	5.0000	3/30/2020	$ 820,434

	BANKS - 1.4%
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.1250	10/13/2015	1,026,226

	ELECTRIC - 2.4%
980,535	John Sevier Combined Cycle Generation LLC	4.6260	1/15/2042	963,375
750,000	Nisource Finance Corp.	5.4000	7/15/2014	768,543
				1,731,918
	ENGINEERING & CONSTRUCTION - 1.3%
1,000,000	ABB Finance USA, Inc.	2.8750	5/8/2022	946,661

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.2%
4,077,530	Ginnie Mae I pool	3.5000	3/15/2043	4,124,322
1,334,632	Ginnie Mae I pool	4.0000	8/15/2040	1,391,844
1,747,835	Ginnie Mae I pool	4.5000	6/15/2039	1,877,431
1,324,385	Ginnie Mae I pool	4.5000	10/15/2040	1,416,925
515,925	Ginnie Mae I pool	4.5000	5/15/2041	552,646
11,443	Ginnie Mae I pool	5.0000	1/15/2018	12,205
13,706	Ginnie Mae I pool	5.0000	2/15/2018	14,662
12,906	Ginnie Mae I pool	5.0000	2/15/2018	13,765
215,513	Ginnie Mae I pool	5.5000	4/15/2033	238,993
53,717	Ginnie Mae I pool	6.0000	12/15/2031	60,649
128,776	Ginnie Mae I pool	6.5000	1/15/2037	143,791
9,217	Ginnie Mae I pool	5.0000	3/15/2018	9,831
2,656,642	Ginnie Mae II pool	3.5000	7/20/2042	2,685,062
2,629,840	Ginnie Mae II pool	4.0000	6/20/2042	2,740,021
569,201	Ginnie Mae II pool	4.5000	10/20/2041	611,103
336,898	Ginnie Mae II pool	5.0000	12/20/2037	366,095
1,225,404	Ginnie Mae II pool	5.0000	8/20/2039	1,342,549
773,639	Ginnie Mae II pool	5.0000	9/20/2039	844,996
1,392,882	Ginnie Mae II pool	5.0000	2/20/2041	1,521,749
285,356	Ginnie Mae II pool	5.5000	5/20/2035	317,950
374,587	Ginnie Mae II pool	5.5000	1/20/2038	414,444
128,596	Ginnie Mae II pool	6.0000	2/20/2035	148,869
235,600	Ginnie Mae II pool	6.0000	6/20/2036	265,431
52,621	Ginnie Mae II pool	6.0000	7/20/2034	58,988
126,528	Ginnie Mae II pool	6.5000	9/20/2034	144,390
387,081	Ginnie Mae II pool	6.0000	10/20/2034	432,675
148,994	Ginnie Mae II pool	5.5000	11/20/2034	165,731
247,348	Ginnie Mae II pool	5.5000	1/20/2035	275,133
165,326	Ginnie Mae II pool	6.0000	10/20/2036	186,186
				22,378,436
	GOVERNMENT NOTES & BONDS - 28.7%
1,500,000	Federal Farm Credit Banks	4.8750	1/17/2017	1,682,759
2,500,000	Federal Farm Credit Banks	5.1250	8/25/2016	2,794,668
1,000,000	Federal Home Loan Banks	5.0000	11/17/2017	1,142,192
9,000,000	United States Treasury Note/Bond	3.1250	5/15/2021	9,383,904
2,000,000	United States Treasury Note/Bond	3.8750	5/15/2018	2,205,000
2,500,000	United States Treasury Note/Bond	4.5000	2/15/2036	2,782,813
550,000	United States Treasury Note/Bond	4.7500	5/15/2014	559,389
				20,550,725
	HAND/MACHINE TOOLS - 1.3%
1,000,000	Kennametal, Inc.	3.8750	2/15/2022	952,566

	HEALTHCARE-PRODUCTS - 0.7%
500,000	Covidien International Finance SA	2.8000	6/15/2015	514,322

	INSURANCE - 1.0%
750,000	Trinity Acquisition PLC	4.6250	8/15/2023	738,203

	IRON/STEEL - 1.0%
750,000	Cliffs Natural Resources, Inc.	4.8750	4/1/2021	730,497

	MINING - 1.7%
750,000	Rio Tinto Finance USA Ltd.	2.5000	5/20/2016	773,892
500,000	Teck Resources Ltd.	6.0000	8/15/2040	479,482
				1,253,374
	MISCELLANEOUS MANUFACTURING - 1.7%
325,000	Eaton Corp.	5.6000	5/15/2018	364,832
750,000	Tyco Electronics Group SA	6.5500	10/1/2017	859,020
				1,223,852
	OIL & GAS - 6.7%
750,000	Husky Energy Inc.	3.9500	4/15/2022	741,571
750,000	Marathon Oil Corp.	6.0000	10/1/2017	850,683
1,000,000	Petrobras International Finance Co.	3.5000	2/6/2017	1,011,651
1,000,000	Phillips 66	2.9500	5/1/2017	1,041,215
500,000	Transocean, Inc.	6.0000	3/15/2018	561,249
500,000	Valero Energy Corp.	6.6250	6/15/2037	572,164
				4,778,533
	OIL & GAS SERVICES - 1.6%
1,000,000	Cameron International Corp.	6.3750	7/15/2018	1,164,108

	PIPELINES - 7.8%
1,000,000	Boardwalk Pipelines LP	5.7500	9/15/2019	1,109,239
1,000,000	Energy Transfer Partners LP	6.7000	7/1/2018	1,162,200
500,000	Enterprise Products Operating LLC	6.1250	10/15/2039	553,823
750,000	Kinder Morgan Energy Partners LP	5.1250	11/15/2014	779,228
500,000	ONEOK, Inc.	4.2500	2/1/2022	471,157
500,000	ONEOK, Inc.	5.2000	6/15/2015	528,223
1,000,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500	6/1/2022	984,254
				5,588,124
	REITS - 4.3%
900,000	ERP Operating LP	5.1250	3/15/2016	978,315
1,000,000	Health Care REIT, Inc.	3.7500	3/15/2023	941,739
1,000,000	Simon Property Group LP	6.1250	5/30/2018	1,158,950
				3,079,004
	SEMICONDUCTORS - 2.5%
1,000,000	Altera Corp.	1.7500	5/15/2017	985,429
740,000	Analog Devices Inc.	3.0000	4/15/2016	771,790
				1,757,219
	TRANSPORTATION - 1.2%
750,000	Canadian National Railway Co.	5.8000	6/1/2016	827,969

	TOTAL BONDS & NOTES (Cost $70,471,837)			70,062,171

	MONEY MARKET FUND - 1.7%
1,196,875	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $1,196,875)			1,196,875

	TOTAL INVESTMENTS - 99.3% (Cost $71,668,712)(B)			$ 71,259,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			459,016
	TOTAL NET ASSETS - 100.0%			$ 71,718,062

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $71,668,712 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,815,219
			Unrealized depreciation	(2,224,885)
		Net unrealized depreciation		$ (409,666)

Timothy Plan Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares				Value

	COMMON STOCK - 52.9%
	AEROSPACE/DEFENSE - 0.9%
1,100	Alliant Techsystems, Inc.			$ 133,848

	AUTO PARTS & EQUIPMENT - 2.3%
5,200	Goodyear Tire & Rubber Co./The			124,020
2,800	Magna International, Inc.			229,768
				353,788
	BANKS - 0.9%
4,900	Southside Bancshares, Inc.			133,966

	BIOTECHNOLOGY - 1.8%
9,800	PDL BioPharma, Inc.			82,712
1,700	United Therapeutics Corp.			192,236
				274,948
	CHEMICALS - 3.8%
800	CF Industries Holdings, Inc.			186,432
6,600	Olin Corp.			190,410
1,700	Westlake Chemical Corp.			207,519
				584,361
	COMMERCIAL SERVICES - 5.2%
2,400	Deluxe Corp.			125,256
2,900	Rent-A-Center Inc./TX			96,686
15,600	RR Donnelley & Sons Co.			316,368
3,300	United Rentals, Inc.			257,235
				795,545
	COMPUTERS - 1.8%
3,300	Western Digital Corp.			276,870

	DISTRIBUTION/WHOLESALE - 0.9%
2,400	Arrow Electronics, Inc.			130,200

	ELECTRIC - 2.8%
5,200	IDACORP, Inc.			269,568
4,900	Westar Energy, Inc.			157,633
				427,201
	ELECTRONICS - 1.4%
4,800	Avnet, Inc.			211,728

	FOOD - 1.5%
9,400	Spartan Stores, Inc.			228,232

	GAS - 1.1%
3,800	Laclede Group, Inc./The			173,052

	HOUSEHOLD PRODUCTS/WARES - 2.7%
3,300	Helen of Troy Ltd.			163,383
4,000	Jarden Corp.			245,400
				408,783
	INSURANCE - 6.0%
2,900	FBL Financial Group, Inc.			129,891
6,700	Montpelier Re Holdings Ltd.			194,970
6,300	Protective Life Corp.			319,158
7,800	Unum Group			273,624
				917,643
	MISCELLANEOUS MANUFACTURING - 3.0%
4,000	American Railcar Industries, Inc.			183,000
2,400	Sturm Ruger & Co., Inc.			175,416
1,700	Trinity Industries, Inc.			92,684
				451,100
	OIL & GAS - 6.0%
2,400	Cimarex Energy Co.			251,784
2,400	ConocoPhillips			169,560
2,800	HollyFrontier Corp.			139,132
2,800	Tesoro Corp.			163,800
3,700	Valero Energy Corp.			186,480
				910,756
	OIL & GAS SERVICES - 2.8%
6,300	Exterran Holdings, Inc.			215,460
10,700	Tesco Corp.			211,646
				427,106
	PHARMACEUTICALS - 2.6%
4,300	Omnicare, Inc.			259,548
1,700	USANA Health Sciences, Inc.			128,486
				388,034
	RETAIL - 3.3%
2,000	Dillard's, Inc.			194,420
9,800	Haverty Furniture Cos., Inc.			306,740
				501,160
	SOFTWARE - 1.0%
5,200	CSG Systems International, Inc.			152,880

	TELECOMMUNICATIONS - 1.1%
48,700	Vonage Holdings Corp.			162,171

	TOTAL COMMON STOCK (Cost $7,265,377)			8,043,372

Par Value	BONDS & NOTES - 40.8%
	GOVERNMENT NOTES & BONDS - 40.8%
100,000	Federal Farm Credit Banks	3.4400	11/6/2023	97,711
200,000	Federal Home Loan Banks	2.0000	8/22/2024	178,157
250,000	Federal Home Loan Mortgage Corp.	1.5000	12/27/2018	248,412
1,500,000	United States Treasury Note/Bond	0.2500	5/15/2016	1,490,917
500,000	United States Treasury Note/Bond	0.3750	2/15/2016	499,610
1,500,000	United States Treasury Note/Bond	1.0000	9/30/2016	1,513,067
500,000	United States Treasury Note/Bond	3.8750	8/15/2040	500,312
1,500,000	United States Treasury Note/Bond	4.6250	2/15/2017	1,673,262

	TOTAL BONDS & NOTES (Cost $6,240,007)			6,201,448

	MONEY MARKET FUND - 6.1%
922,482	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $922,482)			922,482

	TOTAL INVESTMENTS - 99.8% (Cost $14,427,866)			$ 15,167,302
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			25,715
	TOTAL NET ASSETS - 100.0%			$ 15,193,017

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,427,866 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 799,773
			Unrealized depreciation	(60,337)
			Net unrealized appreciation	$ 739,436

Timothy Plan High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 95.3%
	AUTO MANUFACTURERS - 2.6%
$ 500,000	Jaguar Land Rover Automotive PLC *	8.1250	5/15/2021	$ 571,250
449,000	Navistar Intl	8.2500	11/1/2021	466,960
				1,038,210
	AUTO PARTS & EQUIPMENT - 1.4%
500,000	Schaeffler Finance BV *	8.5000	2/15/2019	565,000

	BANKS - 1.4%
500,000	Macquarie Bank Ltd. *	6.6250	4/7/2021	553,775

	BUILDING MATERIALS - 3.0%
500,000	Gibraltar Industries, Inc.	6.2500	2/1/2021	516,250
100,000	USG Corp. *	5.8750	11/1/2021	103,750
500,000	USG Corp.	9.7500	1/15/2018	593,750
				1,213,750
	CHEMICALS - 1.4%
500,000	PolyOne Corp.	7.3750	9/15/2020	554,375

	COAL - 2.7%
500,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.	8.5000	12/15/2019	545,000
500,000	SunCoke Energy Inc.	7.6250	8/1/2019	541,250
				1,086,250
	COMMERCIAL SERVICES - 4.5%
500,000	FTI Consulting, Inc.	6.0000	11/15/2022	508,750
750,000	Iron Mountain, Inc.	6.0000	8/15/2023	772,500
500,000	ServiceMaster Co./TN	8.0000	2/15/2020	512,500
				1,793,750
	DISTRIBUTION/WHOLESALE - 0.3%
125,000	LKQ Corp. *	4.7500	5/15/2023	116,563

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
500,000	Anixter, Inc.	5.6250	5/1/2019	528,125
250,000	General Cable Corp. *	6.5000	10/1/2022	246,250
				774,375
	ELECTRONICS - 2.6%
500,000	Jabil Circuit, Inc.	4.7000	9/15/2022	482,500
500,000	Sanmina Corp. *	7.0000	5/15/2019	534,375
				1,016,875
	FOOD - 2.5%
250,000	Hawk Acquisition Sub, Inc. *	4.2500	10/15/2020	242,500
500,000	Land O' Lakes, Inc. *	6.0000	11/15/2022	517,500
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. *	4.8750	5/1/2021	237,500
				997,500
	GAS - 1.3%
500,000	NGL Energy Partners LP / NGL Energy Finance Corp. *	6.8750	10/15/2021	515,000

	HAND/MACHINE TOOLS - 1.4%
500,000	Mcron Finance Sub LLC / Mcron Finance Corp. *	8.3750	5/15/2019	560,000

	HEALTHCARE-PRODUCTS - 2.5%
450,000	Biomet, Inc.	6.5000	8/1/2020	474,750
500,000	Hologic, Inc.	6.2500	8/1/2020	530,000
				1,004,750
	HEALTHCARE-SERVICES - 1.3%
500,000	Kindred Healthcare, Inc.	8.2500	6/1/2019	535,000

	HOUSEHOLD PRODUCTS/WARES - 1.4%
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.0000	4/15/2019	538,750

	INSURANCE - 1.3%
500,000	QBE Capital Funding III Ltd. *	7.2500	5/24/2041	517,865

	INTERNET - 1.2%
500,000	VeriSign, Inc.	4.6250	5/1/2023	480,000

	IRON/STEEL - 3.0%
500,000	ArcelorMittal	6.7500	2/25/2022	546,250
100,000	Steel Dynamics, Inc.	5.2500	4/15/2023	100,500
500,000	United States Steel Corp.	7.5000	3/15/2022	535,000
				1,181,750
	MINING - 1.9%
500,000	Eldorado Gold Corp. *	6.1250	12/15/2020	483,750
257,000	FMG Resources August 2006 Pty Ltd. *	7.0000	11/1/2015	267,119
				750,869
	MISCELLANEOUS MANUFACTURING - 2.6%
500,000	Actuant Corp.	5.6250	6/15/2022	508,750
250,000	Bombardier, Inc. *	6.1250	1/15/2023	249,375
250,000	Polypore International, Inc.	7.5000	11/15/2017	264,844
				1,022,969
	OIL & GAS - 14.4%
500,000	Antero Resources Finance Corp. *	5.3750	11/1/2021	505,313
500,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	9.3750	5/1/2019	557,500
500,000	EV Energy Partners LP / EV Energy Finance Corp.	8.0000	4/15/2019	505,000
263,000	Forest Oil Corp.	7.2500	6/15/2019	257,411
500,000	Hercules Offshore, Inc. *	8.7500	7/15/2021	560,000
500,000	Kodiak Oil & Gas Corp.	5.5000	2/1/2022	500,000
500,000	Pacific Drilling SA *	5.3750	6/1/2020	505,000
250,000	Parker Drilling Co. *	7.5000	8/1/2020	263,437
500,000	Resolute Energy Corp.	8.5000	5/1/2020	530,000
500,000	Samson Investment Co. *	10.5000	2/15/2020	547,500
500,000	Tesoro Corp.	5.3750	10/1/2022	508,750
500,000	Tullow Oil PLC *	6.0000	11/1/2020	510,000
				5,749,911
	OIL & GAS SERVICES - 5.8%
500,000	Basic Energy Services, Inc.	7.7500	10/15/2022	518,750
500,000	Calfrac Holdings LP *	7.5000	12/1/2020	512,500
350,000	Hiland Partners LP / Hiland Partners Finance Corp. *	7.2500	10/1/2020	377,125
500,000	Hornbeck Offshore Services, Inc.	5.0000	3/1/2021	492,500
500,000	ION Geophysical Corp. *	8.1250	5/15/2018	420,000
				2,320,875
	PACKAGING & CONTAINERS - 2.3%
250,000	Ball Corp.	4.0000	11/15/2023	225,000
500,000	Sealed Air Corp. *	5.2500	4/1/2023	488,750
200,000	Sealed Air Corp. *	6.5000	12/1/2020	216,000
				929,750
	PHARMACEUTICALS - 2.7%
500,000	Hypermarcas SA *	6.5000	4/20/2021	530,000
500,000	Omnicare, Inc.	7.7500	6/1/2020	556,250
				1,086,250
	PIPELINES - 16.0%
500,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. *	5.8750	8/1/2023	478,750
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	6.0000	12/15/2020	517,500
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	7.7500	4/1/2019	545,000
500,000	Crosstex Energy LP / Crosstex Energy Finance Corp.	8.8750	2/15/2018	526,250
500,000	DCP Midstream LLC *	5.8500	5/21/2043	467,500
500,000	Energy Transfer Equity LP	7.5000	10/15/2020	563,750
500,000	Genesis Energy LP / Genesis Energy Finance Corp.	5.7500	2/15/2021	508,125
500,000	Kinder Morgan Inc./DE *	5.0000	2/15/2021	494,993
300,000	NuStar Logistics LP	6.7500	2/1/2021	311,075
500,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.5000	11/1/2023	457,500
500,000	SemGroup LP *	7.5000	6/15/2021	531,250
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. *	4.2500	11/15/2023	450,000
500,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	5.8750	10/1/2020	513,750
				6,365,443
	REITS - 3.2%
125,000	Corrections Corp. of America	4.1250	4/1/2020	123,125
100,000	DuPont Fabros Technology LP	5.8750	9/15/2021	103,750
200,000	Geo Group, Inc./The	5.1250	4/1/2023	186,000
500,000	MPT Operating Partnership LP / MPT Finance Corp.	6.3750	2/15/2022	520,000
325,000	Sabra Health Care LP / Sabra Capital Corp.	8.1250	11/1/2018	352,625
				1,285,500
	RETAIL - 1.4%
500,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.0000	5/20/2022	545,000

	SOFTWARE - 1.4%
500,000	MedAssets, Inc.	8.0000	11/15/2018	542,500

	TELECOMMUNICATIONS - 4.6%
366,000	CommScope, Inc. *	8.2500	1/15/2019	403,057
500,000	Digicel Ltd. *	6.0000	4/15/2021	483,750
500,000	Millicom International Cellular SA *	4.7500	5/22/2020	482,500
500,000	VimpelCom Holdings BV *	5.9500	2/13/2023	473,750
				1,843,057
	TRANSPORTATION - 1.3%
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp.	7.2500	2/15/2021	512,500

	TOTAL BONDS & NOTES (Cost $36,907,970)			37,998,162

	MONEY MARKET FUND - 3.3%
1,312,044	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $1,312,044)			1,312,044

	TOTAL INVESTMENTS - 98.6% (Cost $38,220,013)			$39,310,206
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			512,845
	TOTAL NET ASSETS - 100.0%			$39,823,053

* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 40.1% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,531,444
			Unrealized depreciation	(441,251)
		Net unrealized depreciation		$ 1,090,193

	Timothy Plan International Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value

	COMMON STOCK - 96.6%

	AIRLINES - 1.8%
5,100	Copa Holdings SA - Cl. A	$ 816,561

	AUTO PARTS & EQUIPMENT - 5.7%
11,800	Magna International, Inc.	968,308
30,000	Valeo SA	1,668,300
		2,636,608
	BANKS - 10.5%
18,000	Bank Hapoalim BM	504,810
107,000	Bank of East Asia, Ltd.	442,980
20,639	DBS Group Holdings, Ltd.	1,120,079
62,000	Sberbank of Russia	779,340
133,200	Sumitomo Mitsui Financial Group, Inc.	1,397,268
22,100	Swedbank AB	625,651
		4,870,128
	BUILDING MATERIALS - 2.0%
49,000	Lafarge SA	917,280

	CHEMICALS - 2.3%
5,300	Agrium, Inc.	484,844
7,000	Syngenta AG	559,580
		1,044,424
	DISTRIBUTION/WHOLESALE - 2.0%
38,000	ITOCHU Corp.	948,100

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
80,500	Daiwa Securities Group, Inc.	812,245
16,000	ICAP PLC	242,720
17,200	ORIX Corp.	1,532,520
		2,587,485
	ELECTRIC - 0.7%
38,900	Power Assets Holdings, Ltd.	311,589

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
13,000	Hitachi Ltd.	993,330

	ENGINEERING&CONSTRUCTION - 2.4%
68,000	Vinci SA	1,119,280

	FOOD - 7.4%
14,000	Kerry Group PLC	971,600
26,000	Marine Harvest *	633,620
12,000	Seven & I Holdings Co., Ltd.	960,258
40,000	WM Morrison Supermarkets PLC	874,800
		3,440,278
	HAND/MACHINE TOOLS - 1.7%
55,100	Techtronic Industries Co.	785,175

	HEALTHCARE-PRODUCTS - 3.3%
21,000	Smith & Nephew PLC	1,506,540

	HEALTHCARE-SERVICES - 2.3%
30,000	Fresenius Medical Care AG & Co. KGaA	1,067,400

	HOME BUILDERS - 2.0%
65,000	Sekisui House Ltd.	906,750

	HOUSEHOLD PRODUCTS/WARES - 4.3%
19,000	Henkel AG & Co. KGaA	1,984,740

	INSURANCE - 8.3%
133,000	Aegon NV	1,260,840
28,000	Ageas	1,198,680
40,700	Muenchener Rueckversicherungs AG	905,087
15,900	Zurich Insurance Group AG	463,803
		3,828,410
	IRON/STEEL - 1.9%
62,200	Vale SA	871,422

	MACHINERY-CONSTR&MINING - 1.3%
24,000	Atlas Copco AB	611,280

	MACHINERY-DIVERSIFIED - 0.6%
24,772	CNH Industrial NV *	281,162

	METAL FABRICATE/HARDWARE - 1.0%
18,000	Assa Abloy AB	476,100

	MINING - 1.3%
11,000	Rio Tinto PLC	620,730

	MISCELLANEOUS MANUFACTURING - 2.8%
35,550	FUJIFILM Holdings Corp.	1,011,540
35,000	Vesuvius PLC	295,642
		1,307,182
	OFFICE/BUSINESS EQUIPMENT - 0.6%
9,000	Canon, Inc.	288,000

	OIL & GAS - 6.9%
40,000	Afren PLC *	560,480
14,000	Lukoil OAO	883,680
32,000	Gran tierra Energy, Inc. *	233,920
40,868	Statoil ASA - ADR	986,145
11,000	Transocean, Ltd.	543,620
		3,207,845
	OIL&GAS SERVICES - 1.9%
44,788	Subsea 7 SA	867,096

	PHARMACEUTICALS - 2.7%
8,800	Shire PLC	1,243,352

	SOFTWARE - 0.6%
3,000	Open Text Corp.	275,880

	TELECOMMUNICATIONS - 8.6%
15,000	Globe Telecom, Inc.	547,650
25,000	Nippon Telegraph & Telephone Corp.	676,000
10,500	Philippine Long Distance Telephone Co.	630,840
47,500	Singapore Telecommunications, Ltd.	1,382,250
16,852	SoftBank Corp.	738,286
		3,975,026
	TRANSPORTATION - 2.0%
6,000	Canadian Pacific Railway, Ltd.	907,920

	TOTAL COMMON STOCK (Cost $33,187,554)	44,697,073

	MONEY MARKET FUND - 4.0%
1,839,567	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $1,839,567)	1,839,567

	TOTAL INVESTMENTS - 100.6% (Cost $35,027,121)(B)	$46,536,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(258,753)
	TOTAL NET ASSETS - 100.0%	$46,277,887

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $35,629,417 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	11,090,983
	Unrealized depreciation	(183,758)
	Net unrealized appreciation	$ 10,907,225

	Timothy Plan Israel Common Values Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value

	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 3.3%
7,001	Elbit Systems, Ltd.	$ 425,171

	BANKS - 12.1%
13,400	Bank Hapoalim BM	375,803
76,000	Bank Leumi Le-Israel BM *	310,571
19,300	First International Bank Of Israel, Ltd.	320,703
140,000	Israel Discount Bank, Ltd. *	267,372
22,000	Mizrahi Tefahot Bank, Ltd.	288,092
		1,562,541
	CHEMICALS - 4.2%
17,000	Frutarom Industries, Ltd.	357,637
22,400	Israel Chemicals, Ltd.	188,160
		545,797
	COMMERCIAL SERVICES - 1.9%
17,000	Nitsba Holdings 1995, Ltd. *	249,121

	COMPUTERS - 0.8%
19,500	Matrix IT, Ltd.	100,254

	ELECTRONICS - 4.6%
13,296	Ituran Location and Control, Ltd.	287,858
22,300	Orbotech, Ltd. *	301,496
		589,354
	ENERGY-ALTERNATE SOURCES - 1.9%
35,300	Ormat Industries	242,014

	FOOD - 6.6%
13,000	Osem Investments, Ltd.	317,695
5,700	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	311,775
59,000	Shufersal, Ltd.	226,988
		856,458
	HEALTHCARE-PRODUCTS - 4.6%
13,000	Given Imaging, Ltd. *	391,040
17,000	Syneron Medical, Ltd. *	209,100
		600,140
	HOME BUILDERS - 2.1%
1,000	Bayside Land Corp.	275,850

	HOUSEHOLD PRODUCTS/WARES - 1.0%
2,600	SodaStream International, Ltd. *	129,064

	INTERNET - 3.0%
7,600	magicJack VocalTec, Ltd. *	90,592
25,000	Perion Network, Ltd. *	302,250
		392,842
	INVESTMENT COMPANIES - 1.6%
400	Israel Corp. Ltd/The *	210,605

	OIL&GAS - 13.3%
290,000	Avner Oil Exploration LLP *	265,931
50,000	Delek Drilling - LP *	262,680
1,536,664	Isramco Negev 2 LP *	308,661
4,400	Noble Energy, Inc.	299,684
1,900	Paz Oil Co., Ltd. *	310,625
2,100,000	Ratio Oil Exploration 1992 LP *	269,914
		1,717,495
	REAL ESTATE - 14.8%
37,000	Alony Hetz Properties & Investments, Ltd.	258,680
86,000	Amot Investments, Ltd.	262,461
7,500	Azrieli Group	249,424
21,000	Gazit-Globe, Ltd.	282,441
120,000	Industrial Buildings Corp.	221,326
34,000	Jerusalem Economy, Ltd.	338,334
11,366	Melisron, Ltd.	308,507
		1,921,173
	SEMICONDUCTORS - 4.2%
6,000	Mellanox Technologies, Ltd. *	239,820
30,533	Nova Measuring Instruments, Ltd. *	300,445
		540,265
	SOFTWARE - 6.8%
4,500	Check Point Software Technologies, Ltd. *	290,340
45,400	Magic Software Enterprises, Ltd.	325,518
14,500	RADWARE, Ltd. *	260,710
		876,568
	TELECOMMUNICATIONS - 8.6%
22,000	Cellcom Israel, Ltd.	306,240
9,500	EZchip Semiconductor, Ltd. *	233,795
6,500	NICE Systems, Ltd. - ADR	266,240
32,500	Partner Communications Co. Ltd. - ADR *	304,850
		1,111,125

	TOTAL COMMON STOCK (Cost $9,351,192)	12,345,837

	MONEY MARKET FUND - 4.7%
611,512	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $611,512)	611,512

	TOTAL INVESTMENTS - 100.1% (Cost $9,962,704)	$12,957,349
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(9,608)
	TOTAL NET ASSETS - 100.0%	$12,947,741

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $10,666,154 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	2,376,970
	Unrealized depreciation	(85,775)
	Net unrealized appreciation	$ 2,291,195

	Timothy Plan Large/Mid Cap Growth
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value

	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 1.9%
6,450	B/E Aerospace, Inc. *	561,344
5,650	General Dynamics Corp.	539,858
		1,101,202
	APPAREL - 2.3%
6,150	Carter's, Inc.	441,509
6,495	Hanesbrands, Inc.	456,404
6,640	VF Corp.	413,938
		1,311,851
	BANKS - 3.9%
30,330	BB&T Corp.	1,131,916
27,150	Huntington Bancshares, Inc.	261,998
7,225	PrivateBancorp, Inc.	209,019
19,150	Zions Bancorporation	573,734
		2,176,667
	BEVERAGES - 0.4%
3,075	Green Mountain Coffee Roasters, Inc. *	232,409

	BIOTECHNOLOGY - 0.2%
900	Alexion Pharmaceuticals, Inc. *	119,754

	CHEMICALS - 3.5%
8,870	LyondellBasell Industries NV	712,084
9,810	Praxair, Inc.	1,275,594
		1,987,678
	COMMERCIAL SERVICES - 4.9%
2,642	FleetCor Technologies, Inc. *	309,563
18,990	H&R Block, Inc.	551,470
10,350	KAR Auction Services, Inc.	305,843
6,625	SEI Investments Co.	230,086
6,665	United Rentals, Inc. *	519,537
13,870	Vantiv Inc. - Cl. A *	452,301
6,495	Verisk Analytics, Inc. - Cl. A *	426,851
		2,795,651
	COMPUTERS - 1.9%
2,950	3D Systems Corp. *	274,144
3,900	Cognizant Technology Solutions Corp. - Cl. A *	393,822
3,275	HIS, Inc. - Cl. A *	392,018
		1,059,984
	DISTRIBUTION/WHOLESALE - 1.1%
6,665	WESCO International, Inc. *	606,982

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
7,385	Discover Financial Services	413,191
3,415	IntercontinentalExchange Group, Inc.	768,102
15,949	Invesco, Ltd.	580,544
7,485	Lazard, Ltd. - Cl. A	339,220
		2,101,057
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
5,095	AMETEK Inc.	268,354
1,805	Hubbell Inc.	196,565
		464,919
	ELECTRONICS - 11.6%
21,220	Amphenol Corp.	1,892,400
60,035	Jabil Circuit, Inc.	1,047,010
1,205	Mettler-Toledo International, Inc. *	292,321
23,625	Thermo Fisher Scientific, Inc.	2,630,644
10,320	Trimble Navigation, Ltd. *	358,104
3,205	Waters Corp. *	320,500
		6,540,979
	ENTERTAINMENT - 2.3%
39,295	Cinemark Holdings, Inc.	1,309,702

	ENVIRONMENTAL CONTROL - 0.7%
8,945	Waste Connections, Inc.	390,270

	FOOD - 1.6%
8,890	JM Smucker Co.	921,182

	HEALTHCARE-PRODUCTS - 4.0%
24,825	Covidien PLC	1,690,583
7,895	Sirona Dental Systems, Inc. *	554,229
		2,244,812
	HEALTHCARE-SERVICES - 0.9%
12,975	ICON PLC *	524,320

	INSURANCE - 3.6%
15,475	ACE, Ltd.	1,602,127
19,200	Assured Guaranty, Ltd.	452,928
		2,055,055
	LEISURE TIME - 0.4%
4,875	Brunswick Corp.	224,543

	MACHINERY-DIVERSIFIED - 2.9%
4,200	Flowserve Corp.	331,086
4,825	Nordson Corp.	358,498
8,270	Rockwell Automation, Inc.	977,183
		1,666,767
	MINING - 3.1%
46,125	Freeport-McMoRan Copper & Gold, Inc.	1,740,757

	MISCELLANEOUS MANUFACTURING - 4.1%
10,500	Actuant Corp.	384,720
25,180	Danaher Corp.	1,943,896
		2,328,616
	OIL&GAS - 6.7%
8,245	Cabot Oil & Gas Corp.	319,576
2,540	Concho Resources, Inc. *	274,320
13,390	ConocoPhillips	946,004
4,975	Gulfport Energy Corp. *	314,171
20,180	Occidental Petroleum Corp.	1,919,118
		3,773,189
	PHARMACEUTICALS - 0.8%
2,975	BioMarin Pharmaceutical, Inc. *	209,053
2,700	Mead Johnson Nutrition Co. - Cl. A	226,152
		435,205
	RETAIL - 10.2%
3,320	AutoZone, Inc. *	1,586,761
6,550	Cheesecake Factory, Inc.	316,169
10,020	Costco Wholesale Corp.	1,192,480
5,650	Dick's Sporting Goods, Inc.	328,265
6,550	GNC Holdings, Inc. - Cl. A	382,848
5,240	Group 1 Automotive, Inc.	372,145
21,990	Lowe's Cos, Inc.	1,089,605
6,745	PetSmart, Inc.	490,699
		5,758,972
	SEMICONDUCTORS - 10.5%
7,300	Avago Technologies, Ltd.	386,097
38,820	Linear Technology Corp.	1,768,251
29,430	Maxim Integrated Products, Inc.	821,391
65,270	NVIDIA Corp.	1,045,625
21,200	NXP Semiconductor NV *	973,716
20,555	Xilinx, Inc.	943,886
		5,938,966
	SOFTWARE - 4.7%
10,525	Cerner Corp. *	586,664
5,980	Informatica Corp. *	248,170
22,235	PTC, Inc. *	786,897
11,290	VMware, Inc. - Cl. A *	1,012,826
		2,634,557
	TELECOMMUNICATIONS - 2.1%
10,510	Finisar Corp. *	251,399
2,050	Palo Alto Networks, Inc. *	117,814
9,325	SBA Communications Corp. - Cl. A *	837,758
		1,206,971
	TRANSPORTATION - 4.1%
2,480	Genesee & Wyoming, Inc. *	238,204
16,350	Norfolk Southern Corp.	1,517,770
10,565	Old Dominion Freight Line, Inc. *	560,156
		2,316,130

	TOTAL COMMON STOCK (Cost $45,087,672)	55,969,147

	MONEY MARKET FUND - 1.6%
888,433	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $888,433)	888,433

	TOTAL INVESTMENTS - 100.5% (Cost $45,976,105)	$56,857,580
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(293,400)
	TOTAL NET ASSETS - 100.0%	$56,564,180

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $46,051,454 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 11,119,975
	Unrealized depreciation	(313,849)
	Net unrealized appreciation	$ 10,806,126

	Timothy Plan Large/Mid Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value

	COMMON STOCK - 90.2%
	AEROSPACE/DEFENSE - 2.0%
29,500	General Dynamics Corp.	2,818,725

	AUTO PARTS&EQUIPMENT - 2.0%
50,400	BorgWarner, Inc.	2,817,864

	BANKS - 6.2%
50,800	CIT Group, Inc.	2,648,204
85,700	East West Bancorp, Inc.	2,996,929
29,786	SVB Financial Group *	3,123,360
		8,768,493
	BEVERAGES - 2.0%
56,900	Dr Pepper Snapple Group, Inc.	2,772,168

	CHEMICALS - 4.9%
20,300	Rockwood Holdings, Inc.	1,459,976
14,400	Sherwin-Williams Co.	2,642,400
30,000	Sigma-Aldrich Corp.	2,820,300
		6,922,676
	COMPUTERS - 1.2%
19,900	Western Digital Corp.	1,669,610

	DISTRIBUTION/WHOLESALE - 4.0%
31,600	WESCO International, Inc. *	2,877,812
10,700	WW Grainger, Inc.	2,732,994
		5,610,806
	DIVERSIFIED FINAN SERV - 4.7%
32,200	Eaton Vance Corp.	1,377,838
27,100	Franklin Resources, Inc.	1,564,483
59,200	Invesco, Ltd.	2,154,880
34,600	Lazard, Ltd. - Cl. A	1,568,072
		6,665,273
	ELECTRIC - 3.9%
43,500	Dominion Resources, Inc.	2,814,015
31,900	NextEra Energy, Inc.	2,731,278
		5,545,293
	ELECTRONICS - 4.1%
33,100	Amphenol Corp.	2,951,858
33,500	Garmin, Ltd.	1,548,370
23,800	TE Connectivity, Ltd.	1,311,618
		5,811,846
	FOOD - 4.6%
23,400	JM Smucker Co.	2,424,708
39,200	McCormick & Co., Inc.	2,701,664
38,800	Sysco Corp.	1,400,680
		6,527,052
	HEALTHCARE-PRODUCTS - 5.0%
40,500	Covidien PLC	2,758,050
21,400	CR Bard, Inc.	2,866,316
28,800	DENTSPLY International, Inc.	1,396,224
		7,020,590
	HOUSEHOLD PRODUCTS/WARES - 1.1%
16,300	Tupperware Brands Corp.	1,540,839

	INSURANCE - 5.1%
28,700	ACE, Ltd.	2,971,311
59,000	Axis Capital Holdings, Ltd.	2,806,630
41,100	Unum Group	1,441,788
		7,219,729
	LEISURE TIME - 1.1%
10,300	Polaris Industries, Inc.	1,500,092

	MACHINERY-DIVERSIFIED - 2.4%
43,000	Flowserve Corp.	3,389,690

	METAL FABRICATE/HARDWARE - 2.2%
11,500	Precision Castparts Corp.	3,096,950

	MISCELLANEOUS MANUFACTUR - 3.3%
58,300	AO Smith Corp.	3,144,702
15,600	SPX Corp.	1,553,916
		4,698,618
	OIL&GAS - 7.7%
7,200	EOG Resources, Inc.	1,208,448
14,700	EQT Corp.	1,319,766
34,700	Marathon Petroleum Corp.	3,183,031
51,200	Oasis Petroleum, Inc. *	2,404,864
27,900	Occidental Petroleum Corp.	2,653,290
		10,769,399
	OIL&GAS SERVICES - 0.9%
16,100	National Oilwell Varco, Inc.	1,280,433

	PACKAGING&CONTAINERS - 1.6%
22,000	Rock Tenn Co.	2,310,220

	PHARMACEUTICALS - 2.1%
42,700	Express Scripts Holding Co. *	2,999,248
1	Mallinckrodt PLC *	52
		2,999,300
	RETAIL - 6.8%
41,900	Advance Auto Parts, Inc.	4,637,492
35,200	Family Dollar Stores, Inc.	2,286,944
17,300	MSC Industrial Direct Co., Inc.	1,399,051
17,900	PetSmart, Inc.	1,302,225
		9,625,712
	SEMICONDUCTORS - 4.4%
63,500	Avago Technologies, Ltd.	3,358,515
32,000	Microchip Technology, Inc.	1,432,000
48,300	Skyworks Solutions, Inc. *	1,379,448
		6,169,963
	TELECOMMUNICATIONS - 2.0%
69,200	Amdocs, Ltd.	2,853,808

	TEXTILES - 2.3%
21,400	Mohawk Industries, Inc. *	3,186,460

	TRANSPORTATION - 2.6%
65,400	Canadian National Railway Co.	3,729,108

	TOTAL COMMON STOCK (Cost $90,135,500)	127,320,717

	REITS - 4.4%
51,100	HCP, Inc.	1,855,952
8,593	Public Storage	1,293,418
26,600	Regency Centers Corp.	1,231,580
31,500	Ventas, Inc.	1,804,320

	TOTAL REITS (Cost $5,851,003)	6,185,270

	MONEY MARKET FUND - 5.4%
7,573,536	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $7,573,536)	7,573,536

	TOTAL INVESTMENTS - 100.0% ( Cost $103,560,039)(B)	$141,079,523
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(62,842)
	TOTAL NET ASSETS - 100.0%	$141,016,681

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $103,597,831 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 38,380,532
	Unrealized depreciation	(898,839)
	Net unrealized appreciation	$ 37,481,693

	Timothy Plan Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2013
Shares		Value

	COMMON STOCK - 98.8%
	AEROSPACE/DEFENSE - 2.1%
25,802	Moog, Inc. *	$ 1,752,988

	APPAREL - 2.0%
48,600	Wolverine World Wide, Inc.	1,650,456

	BANKS - 14.5%
14,323	Bancfirst Corp.	802,947
101,099	BBCN Bancorp, Inc.	1,677,232
49,647	Chemical Financial Corp.	1,572,320
57,908	Columbia Banking System, Inc.	1,593,049
63,800	First Financial Bancorp	1,112,034
61,657	Pacific Continental Corp.	982,813
58,007	PrivateBancorp, Inc.	1,678,143
48,354	State Bank Financial Corp.	879,559
33,254	Wintrust Financial Corp.	1,533,675
		11,831,772
	BUILDING MATERIALS - 6.2%
42,011	Apogee Enterprises, Inc.	1,508,615
57,450	Boise Cascade Co. *	1,693,626
23,013	Trex Co., Inc. *	1,830,224
		5,032,465
	COMMERCIAL SERVICES - 2.1%
67,800	Kelly Services, Inc.	1,690,932

	COMPUTERS - 3.2%
10,534	CACI International, Inc. - Cl. A *	771,299
36,200	j2 Global, Inc.	1,810,362
		2,581,661
	DISTRIBUTION/WHOLESALE - 2.1%
43,700	Beacon Roofing Supply, Inc. *	1,760,236

	ELECTRIC - 4.1%
35,800	ALLETE, Inc.	1,785,704
36,900	NorthWestern Corp.	1,598,508
		3,384,212
	ELECTRICAL COMPO&EQUIP - 2.2%
19,745	Littelfuse, Inc.	1,834,903

	ELECTRONICS - 2.6%
17,210	Coherent, Inc. *	1,280,252
14,300	Watts Water Technologies, Inc.	884,741
		2,164,993
	FOOD - 1.0%
9,463	J&J Snack Foods Corp.	838,327

	FOREST PRODUCTS&PAPER - 2.2%
32,100	KapStone Paper and Packaging Corp. *	1,793,106

	GAS - 2.2%
38,728	New Jersey Resources Corp.	1,790,783

	HOLDING COMPANIES-DIVERS - 0.9%
35,100	National Bank Holdings Corp. - Cl. A	751,140

	HOME BUILDERS - 2.1%
31,000	Thor Industries, Inc.	1,712,130

	HOME FURNISHINGS - 2.2%
75,328	DTS, Inc./CA *	1,806,365

	INSURANCE - 4.1%
19,145	AMERISAFE, Inc.	808,685
26,600	Employers Holdings, Inc.	841,890
15,000	Endurance Specialty Holdings, Ltd.	880,050
14,197	Safety Insurance Group, Inc.	799,291
		3,329,916
	INTERNET - 2.1%
78,598	CyrusOne, Inc.	1,755,093

	LEISURE TIME - 0.9%
12,506	Arctic Cat, Inc.	712,592

	MACHINERY-CONSTR&MINING - 1.2%
10,476	Hyster-Yale Materials Handling, Inc.	975,944

	MACHINERY-DIVERSIFIED - 2.8%
49,720	Gorman-Rupp Co.	1,662,140
23,405	Hurco Cos, Inc.	585,359
		2,247,499
	MINING - 1.1%
26,867	US Silica Holdings, Inc.	916,433

	OFFICE FURNISHINGS - 1.1%
48,215	Knoll, Inc.	882,817

	OIL&GAS - 6.0%
36,372	Bonanza Creek Energy, Inc. *	1,581,091
18,800	Carrizo Oil & Gas, Inc. *	841,676
43,349	Rex Energy Corp. *	854,409
176,878	Synergy Resources Corp. *	1,637,890
		4,915,066
	OIL&GAS SERVICES - 3.2%
67,344	Matrix Service Co. *	1,647,908
48,170	World Point Terminals LP *	929,199
		2,577,107
	PIPELINES - 2.2%
15,621	EQT Midstream Partners LP	918,359
28,500	Primoris Services Corp.	887,205
		1,805,564
	REITS - 8.8%
27,605	CoreSite Realty Corp.	888,605
51,200	CubeSmart	816,128
73,100	Inland Real Estate Corp.	769,012
38,500	Potlatch Corp.	1,606,990
20,600	PS Business Parks, Inc.	1,574,252
174,197	Summit Hotel Properties, Inc.	1,567,773
		7,222,760
	RETAIL - 3.3%
15,700	Children's Place Retail Stores, Inc. *	894,429
25,600	Lithia Motors, Inc.	1,777,152
		2,671,581
	SOFTWARE - 3.9%
89,100	AVG Technologies NV *	1,533,411
63,921	Omnicell, Inc. *	1,631,903
		3,165,314
	TRANSPORTATION - 4.4%
93,515	Heartland Express, Inc.	1,834,764
64,900	Roadrunner Transportation Systems, Inc. *	1,749,055
		3,583,819
	TRUCKING&LEASING - 2.0%
27,996	TAL International Group, Inc.	1,605,571

	TOTAL COMMON STOCK (Cost $60,652,315)	80,743,545

	MONEY MARKET FUND - 2.2%
1,808,711	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $1,808,711)	1,808,711

	TOTAL INVESTMENTS - 101.0% (Cost $62,461,026)(B)	$82,552,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0) %	(855,443)
	TOTAL NET ASSETS - 100.0%	$81,696,813

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $62,511,049 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	20,397,281
	Unrealized depreciation	(356,074)
	Net unrealized appreciation	20,041,207

	Timothy Plan Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value

	MUTUAL FUNDS - 99.8% (A)
282,294	Timothy Plan Aggressive Growth Fund	$ 2,588,634
532,128	Timothy Plan Defensive Strategies Fund	5,810,834
261,718	Timothy Plan Emerging Markets Fund	2,687,846
357,451	Timothy Plan Growth & Income Fund *	3,803,281
597,010	Timothy Plan High Yield Bond Fund	5,689,505
751,980	Timothy Plan International Fund	6,925,734
174,675	Timothy Plan Israel Common Values Fund	2,246,325
770,461	Timothy Plan Large/Mid Cap Growth Fund	6,310,073
327,590	Timothy Plan Large/Mid-Cap Value Fund	6,053,871
136,233	Timothy Plan Small-Cap Value Fund	2,784,608

	TOTAL MUTUAL FUNDS (Cost $38,960,194)	44,900,711

	MONEY MARKET FUND - 0.3%
145,881	Fidelity Institutional Money Market Portfolio Institutional Class, 0.01% (B)
	(Cost $145,881)	145,881

	TOTAL INVESTMENTS - 100.1% (Cost $39,106,075)(B)	$45,046,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(52,288)
	TOTAL NET ASSETS - 100.0%	$44,994,304

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $41,049,957 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,548,840
	Unrealized depreciation	(551,205)
	Net unrealized appreciation	$ 3,997,635

The Timothy Plan
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013, for the Portfolio’s assets and liabilities measured at fair value:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,389,518	$ -	$ -	$ 21,389,518
REITs	75,809	-	-	75,809
Money Market Fund	288,851	-	-	288,851
Total	$ 21,754,178	$ -	$ -	$ 21,754,178

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 44,697,073	$ -	$ -	$ 44,697,073
Money Market Fund	1,839,567	-	-	1,839,567
Total	$ 46,536,640	$ -	$ -	$ 46,536,640

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,969,147	$ -	$ -	$ 55,969,147
Money Market Fund	888,433	-	-	888,433
Total	$ 56,857,580	$ -	$ -	$ 56,857,580

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 80,743,545	$ -	$ -	$ 80,743,545
Money Market Fund	1,808,711	-	-	1,808,711
Total	$ 82,552,256	$ -	$ -	$ 82,552,256

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 127,320,717	$ -	$ -	$ 127,320,717
REITs	6,185,270	-	-	6,185,270
Money Market Fund	7,573,536	-	-	7,573,536
Total	$ 141,079,523	$ -	$ -	$ 141,079,523

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 70,062,171	$ -	$ 70,062,171
Money Market Fund	1,196,875		-	1,196,875
Total	$ 1,196,875	$ 70,062,171	$ -	$ 71,259,046

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 37,998,162	$ -	$ 37,998,162
Money Market Fund	1,312,044		-	1,312,044
Total	$ 1,312,044	$ 37,998,162	$ -	$ 39,310,206

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,500,918	$ -	$ -	$ 16,500,918
REITs	18,133,719	-	-	18,133,719
Exchange Traded Funds	5,515,046	-	-	5,515,046
Bonds & Notes	-	21,114,671	-	21,114,671
Money Market Fund	2,643,566	-	-	2,643,566
Total	$ 42,793,249	$ 21,114,671	$ -	$ 63,907,920

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 44,900,711	$ -	$ -	$ 44,900,711
Money Market Fund	145,881	-	-	145,881
Total	$ 45,046,592	$ -	$ -	$ 45,046,592

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 56,831,118	$ -	$ -	$ 56,831,118
Money Market Fund	95,071	-	-	95,071
Total	$ 56,926,189	$ -	$ -	$ 56,926,189

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,345,837	$ -	$ -	$ 12,345,837
Money Market Fund	611,512	-	-	611,512
Total	$ 12,957,349	$ -	$ -	$ 12,957,349

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,010,255	$ -	$ -	$ 9,010,255
REITs	461,131	-	-	461,131
Money Market Fund	497,507	-	-	497,507
Total	$ 9,968,893	$ -	$ -	$ 9,968,893

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,043,372	$ -	$ -	$ 8,043,372
Bonds & Notes	-	6,201,448	-	6,201,448
Money Market Fund	922,482	-	-	922,482
Total	$ 8,965,854	$ 6,201,448	$ -	$ 15,167,302

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

2/20/14